Document and Entity Information	Mar. 22, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000935036
Current Fiscal Year End Date	--03-22
Document Type	8-K
Document Period End Date	Mar. 22, 2022
Entity File Number	0-25346
Entity Registrant Name	ACI WORLDWIDE, INC.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-0772104
Entity Address, Address Line One	2811 Ponce de Leon Blvd
Entity Address, City or Town	PH1 Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(239)
Local Phone Number	403-4660
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.005 par value
Trading Symbol	ACIW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false